Derivatives - Unamortised balance of derivatives valued using models with significant unobservable inputs (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Unamortised balance at beginning of period	$ 86	$ 80	$ 106
Deferral on new transactions	90	75	86
Recognised in the income statement during the period	(78)	(68)	(90)
– amortisation	(36)	(44)	(52)
– subsequent to unobservable inputs becoming observable	(6)	(1)	(1)
– maturity, termination or offsetting derivative	(36)	(23)	(37)
Exchange differences	0	(2)	(2)
Other	1	1	(20)
Unamortised balance at end of period	$ 99	$ 86	$ 80